TAXES PAYABLE (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
TAXES PAYABLE
VAT payable	$ 130,719	¥ 853,948	¥ 660,278
Income tax payable	67,359	440,030	440,030
Other taxes payable	13,461	87,934	7,980
Total taxes payable	$ 211,539	¥ 1,381,912	¥ 1,108,288